Expenses (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of Expenses

	Consolidated
	June 30, 2018 A$	June 30, 2017 A$	June 30, 2016 A$
Loss before income tax includes the following specific expenses:
Research & Development and Intellectual Property
Research and development	8,972,321	6,991,151	6,382,377
Intellectual property management	1,017,509	534,593	677,151

Total Research & Development and Intellectual Property	9,989,830	7,525,744	7,059,528

Corporate administrative expenses
Auditor’s remuneration	258,570	234,250	441,741
Directors fee and employee expenses	1,703,671	1,103,512	1,643,294
Employee share-based payment expenses	2,263,843	862,227	1,976,417
US warrants transaction costs	493,487	—	—
Administrative expenses	2,522,490	2,146,963	2,921,177

Total corporate administrative expenses	7,242,061	4,346,952	6,982,629

Depreciation
Plant and equipment	1,917	3,680	168,924
Computers	7,814	8,867	10,676
Furniture and fittings	893	1,394	2,775

Total depreciation	10,624	13,941	182,375

Amortization
Patents	—	—	61,881
Intellectual Property Assets R&D	1,798,305	1,687,674	1,748,837

Total amortization	1,798,305	1,687,674	1,810,718

Total depreciation and amortization	1,808,929	1,701,615	1,993,093

(Gain)/loss on disposal of assets
Plant and equipment	—	—	(18,493)

Finance expenses
Interest expenses	—	—	8,199
Other finance expenses			—

Finance expense	—	—	8,199

Net change in fair value of convertible note liability	866,848	751,816	607,637

Net change in fair value of warrants	189,983	—	—

Loss on foreign exchange	—	—	563,890

Changes in fair value of comparability milestone	—	—	542,075

Share Based Payment to strategic investor	—	—	47,468,071